SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		$ (154,753)	$ (123,302)	$ (42,956)
Charged to Costs and Expenses		34,066	(31,845)	(71,388)
Charged to Other Accounts		21,544	(229)	(9,604)
Deductions		3,319	623	646
Balance at End of Period		(95,824)	(154,753)	(123,302)
Allowance for doubtful accounts / credit losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		(3,710)	(4,167)	(3,926)
Charged to Costs and Expenses		(81)	(166)	(887)
Charged to Other Accounts		0	0	0
Deductions		3,319	623	646
Balance at End of Period		(472)	(3,710)	(4,167)
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		(151,043)	(119,135)	(39,030)
Charged to Costs and Expenses		34,147	(31,679)	(70,501)
Charged to Other Accounts		21,544	(229)	(9,604)
Deductions		0	0	0
Balance at End of Period	$ (71,395)	$ (95,352)	$ (151,043)	$ (119,135)
Valuation allowances and reserves, increase (decrease) adjustment	13,333
Operating loss carryforward
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances and reserves, increase (decrease) adjustment	$ (106,272)